Intangibles - Lease premium assets (Details) - Lease premium, net - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of lease premium [Line Items]
Gross carrying amount	$ 1,018,409	$ 1,044,915
Accumulated amortization	(295,640)	(220,748)
Net carrying amount	$ 722,769	$ 824,167